Statements Of Cash Flows (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Trading Company I, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	$ (35,831,482)		$ 34,599,659		$ (3,756,545)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	6,837,409		(4,596,691)		20,744,056
Net realized gain/(loss) on swap contracts	(6,689,123)
Net unrealized (gain)loss on option/swap contracts	18,832,300		(8,790,927)		12,051,821
(Purchases) of swap contracts
Sales of swap contracts	19,961,528
Net cash provided by (used in) operating activities	10,554,983		(2,934,084)		30,337,609
Cash Flows from Financing Activities:
Capital Contributed	167,775,000		93,655,000		27,700,000
Capital Distributed	(178,329,983)		(90,720,916)		(58,037,609)
Net cash provided by (used in) financing activities	(10,554,983)		2,934,084		(30,337,609)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	7,444,351		(24,146,125)		1,298,277
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company II, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	19,134,913		32,187,446		(5,364,887)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	2,325,050		(5,830,482)		1,630,866
(Purchases) of swap contracts
Net cash provided by (used in) operating activities	21,500,000		29,400,000		(10,444,564)
Cash Flows from Financing Activities:
Capital Contributed	9,800,000		15,900,000		31,050,000
Capital Distributed	(31,300,000)		(45,300,000)		(20,605,436)
Net cash provided by (used in) financing activities	(21,500,000)		(29,400,000)		10,444,564
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	40,037		3,043,036		(6,710,543)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company III, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,137,720)		1,022,416		(4,303,954)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	27,098		(7,634)		(6,654)
Net realized gain/(loss) on swap contracts	8,301,000
Net unrealized (gain)loss on option/swap contracts	(6,331,232)		(675,809)		4,129,162
(Purchases) of swap contracts
Sales of swap contracts	3,699,000
Net cash provided by (used in) operating activities	4,236,600		150,000
Cash Flows from Financing Activities:
Capital Contributed	2,064,017		250,000
Capital Distributed	(6,300,618)		(400,000)
Net cash provided by (used in) financing activities	(4,236,000)		(150,000)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	678,454		(188,973)		181,446
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company V, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	10,259,463		5,496,166		4,721,757
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(11,119)		(616,949)		(921,715)
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	18,600,000		6,800,000		(3,988,540)
Cash Flows from Financing Activities:
Capital Contributed	29,400,000		7,700,000		18,100,000
Capital Distributed	(10,800,000)		(14,500,000)		(14,111,460)
Net cash provided by (used in) financing activities	18,600,000		(6,800,000)		3,988,540
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	(8,329,418)		1,920,783		(7,788,582)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VI LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	549,352		4,486,670		(1,154,368)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	537,670		(1,304,905)		877,115
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	8,770,505		8,300,000		(6,807,619)
Cash Flows from Financing Activities:
Capital Contributed			6,200,000		16,900,000
Capital Distributed	(8,770,505)		(14,500,000)		(10,092,381)
Net cash provided by (used in) financing activities	(8,770,505)		(8,300,000)		6,807,619
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	7,683,483		5,118,235		(6,530,366)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	63,371,507		39,952,614		28,924,051
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	10,326,801		15,089,387		11,272,253
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	109,701,000		(5,000,000)		14,906,099
Cash Flows from Financing Activities:
Capital Contributed	68,341,000		92,000,000		71,700,000
Capital Distributed	(178,041,000)		(87,000,000)		(86,606,099)
Net cash provided by (used in) financing activities	109,700,000		5,000,000		(14,906,099)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	36,001,692		(60,042,001)		(25,290,205)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VIII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(49,680)		509,282		884,753
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	49,660		(509,662)		(883,900)
(Purchases) of swap contracts			(1,194,395)		(1,850,007)
Sales of swap contracts	741,135		1,498,032		2,985,691
Net cash provided by (used in) operating activities	741,115		303,257		1,136,537
Cash Flows from Financing Activities:
Capital Contributed	896,087		1,194,774		1,849,628
Capital Distributed	(1,637,202)		(1,498,031)		(2,986,165)
Net cash provided by (used in) financing activities	(741,115)		(303,257)		(1,136,537)
Net Increase (Decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company IX, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,879,139)		2,397,691		(1,240,369)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	1,086,281		(1,492,816)		165,185
Net cash provided by (used in) operating activities	(2,220,000)		(2,300,000)		(415,854)
Cash Flows from Financing Activities:
Capital Contributed	7,532,417		5,400,000		900,000
Capital Distributed	(5,312,417)		(3,100,000)		(484,146)
Net cash provided by (used in) financing activities	2,220,000		2,300,000		415,854
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	(427,142)		(3,204,875)		659,330
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company X, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	5,602,827	[1],[2]
Net unrealized (gain)loss on option/swap contracts	(1,291,619)	[1]	(416,157)	[1]	1,707,778	[1]
(Purchases) of swap contracts			(2,500,000)	[1]	(10,279,667)	[1]
Sales of swap contracts	7,096,697	[1]	58,891	[1]	21,250	[1]
Net cash provided by (used in) operating activities	7,096,697	[1]	(2,441,109)	[1]	(10,258,417)	[1]
Cash Flows from Financing Activities:
Capital Contributed			2,500,000	[1]	10,279,667	[1]
Capital Distributed	(7,096,697)	[1]	(58,891)	[1]	(21,250)	[1]
Net cash provided by (used in) financing activities	(7,096,697)	[1]	2,441,109	[1]	10,258,417	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XI, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	(2,070,346)	[1],[2]
Net unrealized (gain)loss on option/swap contracts	1,610,580	[1]	(3,474,611)	[1]	1,864,032	[1]
(Purchases) of swap contracts			(14,489,668)	[1]	(18,060,709)	[1]
Sales of swap contracts	26,702,011	[1]	7,694,190	[1]	224,520	[1]
Net cash provided by (used in) operating activities	26,702,011	[1]	(6,795,478)	[1]	(17,836,189)	[1]
Cash Flows from Financing Activities:
Capital Contributed	124,293	[1]	14,489,668	[1]	18,060,709	[1]
Capital Distributed	(26,826,305)	[1]	(7,694,190)	[1]	(224,520)	[1]
Net cash provided by (used in) financing activities	(26,702,011)	[1]	6,795,478	[1]	17,836,189	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	4,332,249	[1],[2]
Net unrealized (gain)loss on option/swap contracts	(1,317,993)	[1]	(929,503)	[1]	2,247,497	[1]
(Purchases) of swap contracts					(12,274,750)	[1]
Sales of swap contracts	7,942,500	[1]
Net cash provided by (used in) operating activities	7,942,500	[1]			(12,274,750)	[1]
Cash Flows from Financing Activities:
Capital Contributed	10,123,315	[1]			12,500,000	[1]
Capital Distributed	(18,065,815)	[1]			(225,250)	[1]
Net cash provided by (used in) financing activities	(7,942,500)	[1]			12,274,750	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XIV, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	11,956,773	[1]	2,246,881	[1]	(100,321)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	562,794	[1]	(323,845)	[1]
Increase (decrease) in CTA fees payable			(2,498,825)	[1]	2,498,825	[1]
Net cash provided by (used in) operating activities	24,100,000	[1]	(12,596,293)	[1]	(9,321,648)	[1]
Cash Flows from Financing Activities:
Capital Contributed	59,500,000	[1]	12,600,000	[1]	9,321,648	[1]
Capital Distributed	(83,600,000)	[1]	(3,707)	[1]
Net cash provided by (used in) financing activities	(24,100,000)	[1]	12,596,293	[1]	9,321,648	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Decrease (increase) in receivable from commodities future merchant	11,580,433	[1]	(12,020,504)	[1]	(11,720,152)	[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XV, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	8,208,003	[1]	(5,958,542)	[1]	(11,374,083)	[1]
Sales of swap contracts		[1]		[1]		[1]
Net cash provided by (used in) operating activities	21,250,000	[1]	(100,000)	[1]	(24,342,192)	[1]
Cash Flows from Financing Activities:
Capital Contributed	37,750,000	[1]	100,000	[1]	26,742,192	[1]
Capital Distributed	(59,000,000)	[1]		[1]	(2,400,000)	[1]
Net cash provided by (used in) financing activities	(21,250,000)	[1]	100,000	[1]	24,342,192	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Decrease (increase) in receivable from commodities future merchant	14,939,452	[1]	(9,147,153)	[1]	(12,425,289)	[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XVII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(368,228)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value				[3]		[3]
Net realized gain/(loss) on swap contracts				[4]		[4]
Net unrealized (gain)loss on option/swap contracts	368,228	[3]		[3]		[3]
(Purchases) of swap contracts	(6,250,000)	[3]		[3]		[3]
Sales of swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(6,250,000)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	6,250,000	[3]		[3]		[3]
Capital Distributed				[3]		[3]
Net cash provided by (used in) financing activities	6,250,000	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant				[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]
Frontier Trading Company XVIII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,293,721)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(596,193)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts				[4]		[4]
Net unrealized (gain)loss on option/swap contracts				[3]		[3]
(Purchases) of swap contracts				[3]		[3]
Sales of swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(9,700,000)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	9,700,000	[3]		[3]		[3]
Capital Distributed				[3]		[3]
Net cash provided by (used in) financing activities	9,700,000	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant	(6,810,086)	[3]		[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]
Frontier Trading Company XXI, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,799,807)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(792,372)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts		[4]		[4]		[4]
Net unrealized gain/(loss) on swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(8,699,965)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	11,500,000	[3]		[3]		[3]
Capital Distributed	(2,800,035)	[3]		[3]		[3]
Net cash provided by (used in) financing activities	8,699,965	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant	(5,107,786)	[3]		[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]

[1]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[2]	Trading Companies X, XI, XII, XIV and XV commenced operations in June 2009.
[3]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.
[4]	Trading Companies XVII, XVIII and XXI commenced operations in July, October and March 2011, respectively.